Summary of significant accounting policies (Details)	12 Months Ended
Jun. 30, 2018
Other Buildings and Facilities [Member] | Bottom of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of property, plant and equipment	P1Y
Other Buildings and Facilities [Member] | Top of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of property, plant and equipment	P22Y
Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of property, plant and equipment	P5Y
Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of property, plant and equipment	P3Y
Furniture and Fixtures [Member] | Bottom of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of property, plant and equipment	P3Y
Furniture and Fixtures [Member] | Top of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of property, plant and equipment	P10Y
Machinery and Equipment [Member] | Bottom of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of property, plant and equipment	P1Y
Machinery and Equipment [Member] | Top of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of property, plant and equipment	P10Y